SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares
Supplemental Cash Flow Information 1 | shares		2,564,705
Supplemental Cash Flow Information 2		$ 1,000,100
Supplemental Cash Flow Information 3		176,488
Supplemental Cash Flow Information 4		$ 162,890
Supplemental Cash Flow Information 1 | shares	30,000
Supplemental Cash Flow Information 2	$ 23,959
Supplemental Cash Flow Information 3 | shares	2,083,333
Supplemental Cash Flow Information 4	$ 1,525,000
Supplemental Cash Flow Information 5	$ 2,000,000
Supplemental Cash Flow Information 6	1,041,667
Supplemental Cash Flow Information 7	$ 206,667
Supplemental Cash Flow Information 5	$ 690,885
Supplemental Cash Flow Information 6 | shares	2,564,705
Supplemental Cash Flow Information 7	$ 1,000,100
Supplemental Cash Flow Information 8	176,488
Supplemental Cash Flow Information 9	$ 162,890